Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

The components of goodwill and other intangible assets are as follows:

		Gross Balance at		Gross Balance at		Net Balance at
	Estimated	December 31,	Current Year	December 31,	Accumulated	December 31,
	Useful Life	2014	Impairments	2015	Amortization	2015
Finite live intangible assets:
Customer list and tradename	5 years	24,500	-	24,500	12,667	11,833

Non-compete agreements	5 years	332,000	-	332,000	174,300	157,700

Intellectual property	25 years	3,500,000	3,500,000	-	-	-

Total intangible assets		$3,856,500	$3,500,000	$356,500	$186,967	$169,533

Goodwill	Indefinite	$835,295	$-	$835,295	$-	$835,295

Schedule of estimated amortization of intangible assets

The following table represents the total estimated amortization of intangible assets for future years:

For the Year Ending December 31,	Estimated Amortization Expense

2016	$71,829
2017	71,829
2018	25,875
$169,533